MORTGAGE-BACKED SECURITIES - RMBS portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	$ 3,726,895	$ 3,590,921
Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	3,698,199	3,506,232
Total Strucutured RMBS Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	28,696	84,689
Adjustable-rate Mortgages [Member] | Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	0	1,014
Fixed-rate Mortgages [Member] | Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	3,560,746	3,206,013
Collateralized Mortgage Obligations [Member] | Total Pass Through Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	137,453	299,205
Interest-Only Securities [Member] | Total Strucutured RMBS Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	28,696	60,986
Inverse Interest-Only Securities [Member] | Total Strucutured RMBS Certificates [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair Value	$ 0	$ 23,703